Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Partnership uses derivative instruments in accordance with its overall risk management policy.

Foreign Exchange Risk
From 2012 through 2015, concurrently with the issuance of NOK 700 million, NOK 900 million and NOK 1,000 million of senior unsecured bonds (see Note 7), the Partnership entered into cross-currency swaps, and pursuant to these swaps the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross-currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross-currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017, 2018 and 2020, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross-currency swaps as at September 30, 2016.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(39,059)	0.6
900,000	150,000	NIBOR	4.35%	6.43%	(41,722)	1.9
1,000,000	134,000	NIBOR	3.70%	5.92%	(12,826)	3.6
					(93,607)

In connection with the Partnership’s NOK 900 million bond issuance in October 2016, the Partnership entered into cross-currency swaps to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds maturing in 2021 (see Note 15c).

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at September 30, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(7,151)	1.9	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(2,356)	0.3	5.3
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	156,250	(34,865)	12.3	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	53,557	(2,079)	4.8	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	320,000	(30,358)	1.3	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	110,500	(1,708)	2.3	1.7
U.S. Dollar-denominated interest rate swaps (v)	LIBOR	197,629	(9,718)	9.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (vi)	EURIBOR	238,652	(40,913)	4.2	3.1
			(129,148)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at September 30, 2016, ranged from 0.30% to 2.80%.

(ii)	Principal amount reduces semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

(v)	Principal amount reduces quarterly commencing December 2017.

(vi)	Principal amount reduces monthly to 70.1 million Euros ($78.8 million) by the maturity dates of the swap agreements.

During 2015, as part of its economic hedging program, the Partnership entered into three interest rate swaption agreements. Pursuant to each swaption, the Partnership has a one-time option (or Call Option) to enter into an interest rate swap with a third party, and the third party has a one-time option (or Put Option) to require the Partnership to enter into an interest swap. If the Partnership or the third party exercises its option, there will be a cash settlement for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap. At September 30, 2016, the terms of the interest rate swaps underlying the interest rate swaptions were as follows:

	Interest Rate Index	Principal Amount $	Start Date	Carrying Amount of Assets (Liability) $	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	155,000 (i)	April 28, 2017	21	7.5	3.3
Interest rate swaption - Put Option	LIBOR	155,000 (i)	April 28, 2017	(7,268)	7.5	2.2
Interest rate swaption - Call Option	LIBOR	160,000 (ii)	January 31, 2018	458	8.0	3.1
Interest rate swaption - Put Option	LIBOR	160,000 (ii)	January 31, 2018	(6,291)	8.0	2.0
Interest rate swaption - Call Option	LIBOR	160,000 (iii)	July 16, 2018	919	8.0	2.9
Interest rate swaption - Put Option	LIBOR	160,000 (iii)	July 16, 2018	(5,387)	8.0	1.8

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.

(ii)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.

(iii)	Amortizing every three months from $160.0 million in July 2018 to $82.5 million in July 2026.

As at September 30, 2016, the Partnership had multiple interest rate swaps, interest rate swaptions, and cross-currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments are presented on a gross basis in the Partnership’s consolidated balance sheets. As at September 30, 2016, these interest rate swaps, interest rate swaptions, and cross-currency swaps had an aggregate fair value asset of $1.4 million and an aggregate fair value liability of $216.2 million. As at September 30, 2016, the Partnership had $30.3 million on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and – long-term on the Partnership’s consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivative

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at September 30, 2016 was $0.8 million (December 31, 2015 – a liability of $6.3 million).

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued liabilities/ Advances from affiliates $	Current portion of derivative liabilities $	Derivative liabilities $
As at September 30, 2016
Interest rate swap agreements	—	—	(3,686)	(36,096)	(89,366)
Interest rate swaption agreements	21	1,377	—	(7,268)	(11,678)
Cross-currency swap agreements	—	—	(963)	(43,817)	(48,827)
Toledo Spirit time-charter derivative	—	1,020	(10)	(200)	—
	21	2,397	(4,659)	(87,381)	(149,871)
As at December 31, 2015
Interest rate swap agreements	—	—	(6,833)	(41,028)	(56,276)
Interest rate swaption agreements	—	5,623	—	—	(6,406)
Cross-currency swap agreements	—	—	(1,181)	(9,755)	(117,846)
Toledo Spirit time-charter derivative	—	—	(3,186)	(1,300)	(1,810)
	—	5,623	(11,200)	(52,083)	(182,338)

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements, interest rate swaption agreements, and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized gain (loss) on non-designated derivative instruments in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended September 30,
	2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(6,494)	8,436	1,942	(7,232)	(12,232)	(19,464)
Interest rate swaption agreements	—	1,992	1,992	—	(5,927)	(5,927)
Toledo Spirit time-charter derivative	(10)	1,080	1,070	326	(1,770)	(1,444)
	(6,504)	11,508	5,004	(6,906)	(19,929)	(26,835)

	Nine Months Ended September 30,
	2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(19,750)	(18,441)	(38,191)	(21,856)	835	(21,021)
Interest rate swaption agreements	—	(16,765)	(16,765)	—	(5,334)	(5,334)
Toledo Spirit time-charter derivative	620	3,930	4,550	(244)	(3,380)	(3,624)
	(19,130)	(31,276)	(50,406)	(22,100)	(7,879)	(29,979)

Unrealized and realized gains (losses) relating to cross-currency swap agreements are recognized in earnings and reported in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income. For the three and nine months ended September 30, 2016, unrealized gains relating to the cross-currency swap agreements of $20.2 million and $35.0 million, respectively, and realized losses of $(2.3) million and $(6.9) million, respectively, were recognized in earnings. For the three and nine months ended September 30, 2015, unrealized losses of $(31.0) million and $(49.8) million, respectively, and realized losses of $(2.3) million and $(5.2) million, respectively, were recognized in earnings.

For the periods indicated, the following table presents the effective and ineffective portion of losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended September 30, 2016				Three Months Ended September 30, 2015
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
842	—	(130)	Interest expense	—	—	—
842	—	(130)		—	—	—

Nine Months Ended September 30, 2016				Nine Months Ended September 30, 2015
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(8,673)	—	(1,044)	Interest expense	—	—	—
(8,673)	—	(1,044)		—	—	—

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive income (loss).

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive loss (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.